Share-based payments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-based payments
26. Share-based payments
The charge for share-based payments under IFRS 2 arises across the following schemes:

	Year ended December 31,
	2017	2018	2019
2019 Equity Incentive Plan	—	—	635
2019 NED Equity Incentive Plan	—	—	160
2015 Plan	2,442	806	63
Mereo BioPharma Group plc Share Option Plan	586	1,064	685
Long Term Incentive Plan	299	320	93
Deferred Bonus Share Plan	325	—	—

	3,652	2,190	1,636
26.1 2019 Equity Incentive Plan (“EIP”)
Our Board adopted the 2019 EIP on April 4, 2019. The 2019 EIP provides for the grant of market value options over ADR’s (each ADR represented by 5 ordinary shares) to executive directors and employees.
During the year, market value options were granted to executive directors
and employees. Subject to the executive director or employees continued employment, one fourth of each such market value option grant shall vest on the first anniversary of the grant date and the remainder
shall vest in equal monthly instalments over the three-year period following the first anniversary. No performance conditions apply to such market
value options.
The fair value of share options granted was estimated at the date of grant using a Black Scholes pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value calculation does not include any allowance for dividends as the Company has no available profits for distribution.
The exercise price of the share options will be equal to the market price of the underlying shares on the date of grant. The contractual term of the share options is 10 years.
Movements during the year
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP during the year:

	2019
	Options over ADR’s Number	WAEP $
Outstanding at beginning of the year	—	—
Granted during the year	801,200	4.29
Cancelled during the year	3,150	5.40
Forfeited during the year	—	—
Exercised during the year	—	—

Outstanding at December 31	798,050	4.29

Exercisable at December 31	—	—

The weighted average remaining contractual life for the share options outstanding as at December 31, 2019 was 9.5 years.
The weighted average fair value of options granted during the year was £0.49 (2018: £nil).
Options outstanding at the end of the year had an exercise price of between
$
2.60 and
$
5.40.
26.2 2019
Non-Executive
Director Equity Incentive Plan (“NED EIP”)
Our Board adopted the 2019 NED EIP on April 4, 2019. The 2019 NED EIP provides for the grant of market value options over ADR’s
to
non-executive
directors.
S
ubject to the participant holding the participant’s current office (or being otherwise employed) through each applicable vesting date, such awards shall vest in equal monthly instalments over a one-year
period following the grant date. No performance conditions apply to such market value options.
The fair value of share options granted was estimated at the date of grant using a Black Scholes pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value calculation does not include any allowance for dividends as the Company has no available profits for distribution.
The exercise price of the share options will be equal to the market price of the underlying shares on the date of grant. The contractual term of the share options is 10 years.
Movements during the year
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 NED EIP during the year:

	2019
	Options over ADR’s Number	WAEP $
Outstanding at beginning of the year	—	—
Granted during the year	77,000	4.20
Cancelled during the year	—	—
Forfeited during the year	—	—
Exercised during the year	—	—

Outstanding at December 31	77,000	4.20

Exercisable at December 31	38,472	4.40

The weighted average remaining contractual life for the share options outstanding as at December 31, 2019 was 9.5 years.
The weighted average fair value of options granted during the year was £0.49 (2018: £nil).
Options outstanding at the end of the year had an exercise price of between
$
3.00 and
$
5.40.

26.3 The 2015 Plan
Under the Mereo BioPharma Group Limited Share Option Plan (the “2015 Plan”), the Group, at its discretion, granted share options to employees, including executive management and NEDs. Share options vest over four years for executive management and employees and over three years for NEDs.
 No further share option grants are envisaged under the 2015 Plan.
Movements during the year
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2015 Plan during the year:

	2017		2018		2019
	Number	WAEP £	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	9,198,655	1.32	9,124,610	1.32	8,983,133	1.32
Granted during the year	—	—	—	—	—	—
Cancelled during the year	—	—	—	—	—	—
Forfeited during the year	(74,045)	1.29	(46,255)	1.29	(59,533)	1.29
Exercised during the year	—	—	(95,222)	1.29	—	—

Outstanding at December 31	9,124,610	1.32	8,983,133	1.32	8,923,600	1.32

Exercisable at December 31	5,655,676	1.31	8,007,029	1.31	8,901,478	1.32

The weighted average remaining contractual life for the share options outstanding as at December 31, 2019 was 5.6 years (2018: 6.6 years).
Options outstanding at the end of the year had an exercise price of between £1.29 and £2.21.
26.4 The Mereo BioPharma Group plc Share Option Plan
The Mereo BioPharma Group plc Share Option Plan (“Share Option Plan”) provides for the grant of options to acquire our ordinary shares to employees, executive directors and executive officers. Options may be granted to all eligible employees on commencement of employment and may be granted on a periodic basis after that. Under the Share Option Plan, our Board of Directors may determine if the vesting of an option will be subject to the satisfaction of a performance condition. Following the introduction of the EIP and NED EIP, no further share option grants under the Share Option Plan are envisaged.
Movements during the year
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2017		2018		2019
	Number	WAEP £	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	—	—	1,578,188	3.05	1,881,555	3.10
Granted during the year	1,593,188	3.05	388,000	3.14	—	—
Cancelled during the year	—	—	—	—	—	—
Forfeited during the year	(15,000)	3.03	(84,633)	3.03	(357,490)	3.21
Outstanding at December 31	1,578,188	3.05	1,881,555	3.10	1,524,065	3.07

Exercisable at December 31	—	—	—	—	40,141	3.03

The weighted average remaining contractual life for the share options outstanding as at December 31, 2019 was 7.6 years (2018: 8.6 years).
The weighted average fair value of options granted during the year was £nil (2018: £2.29).
Options outstanding at the end of the year had an exercise price of between £2.76 and £3.25.
26.5 Long Term Incentive Plan
Under the Company’s Long Term Incentive Plan (LTIP), initiated in 2016, the Group, at its discretion, may grant nil-cost
options to acquire shares to employees. Under the LTIP rules, vesting of 75% of the options issued to employees is subject to a share price performance condition (the “Share Price Element”) and vesting of 25% of the options is subject to achievement of strategic operational targets (the “Strategic Element”). Share options vest over a maximum of five years, dependent upon achievement of these targets.
The fair value of the LTIP Share Price Element is estimated at the date of grant using a Monte Carlo pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value of the LTIP Strategic Element is estimated at the date of grant using a Black Scholes pricing model, taking into account the terms and conditions upon which the share options were granted, and the expense recorded is based upon the expected level of achievement of non-marked
based performance measures (strategic targets).
With respect to the LTIP Strategic Element, during the year the non-market
based performance measures were reassessed. Based on that reassessment, an adjustment with respect to the cumulative compensation expense recognized
in equity has been recorded which resulted in a credit of £0.1 million recorded in the consolidated statement of comprehensive loss.
The fair value calculations do not include any allowance for dividends as the Company has no available profits for distribution.
The contractual term of the LTIP options is five years.
The expense recognized for employee services received during the year to December 31, 2019 was £0.1 million (2018: £0.3 million).

	2017 Number	2018 Number	2019 Number
Granted during the year	185,950	—	—
Cancelled during the year	—	—	—
Lapsed during the year	—	—	(241,374)
Outstanding at December 31	1,151,446	1,151,446	910,072

Exercisable at December 31	—	—	—

During the year 241,373 options under the LTIP Share Price Element lapsed as the performance conditions for a tranche were not met.

The weighted average remaining contractual life for the LTIP options outstanding as at December 31, 2019 was 0.9 years (2018: 1.8 years).
The weighted average fair value of LTIP options granted during the year to December 31, 2019 was £nil (2018: £nil).
The following tables list the weighted average inputs to the models used for the fair value of LTIP options granted during the years ended December 31, 2017, 2018 and 2019.
LTIP Share Price Element

	Year ended December 31
	2017	2018	201 9
Expected volatility (%)	51.7	—	—
Risk-free interest rate (%)	0.17-0.39	—	—
Expected life of share options (years)	3-5	—	—
Market price of ordinary shares (£)	3.03	—	—
Model used	Monte Carlo	—	—
LTIP Strategic Element

	Year ended December 31
	2017	2018	201 9
Expected volatility (%)	51.7	—	—
Risk-free interest rate (%)	0.39	—	—
Expected life of share options (years)	5	—	—
Market price of ordinary shares (£)	3.03	—	—
Model used	Black Scholes	—	—
Since there is no historical data in relation to the expected life of the LTIP options, the contractual life of the options has been used in calculating the expense for the year.
Volatility is estimated by reference to the share price volatility of a group of comparable companies over a retrospective period equal to the expected life of the LTIP options.
26.6 Deferred Bonus Share Plan
Under the previous terms of the Company’s Deferred Bonus Share Plan (DBSP), 30% of the annual bonus for 2017 for the senior management team was payable in deferred shares, which are governed by the DBSP plan rules. At the date of grant of the awards, the monetary bonus amount will be divided by the closing share price to give the number of shares issued to the employee under the DBSP. The number of shares is fixed and not subject to adjustment between the issue date and vesting date. Under the DBSP, awards vest after three years from the date of the award.
There are no further performance conditions attached to the award, nor any service conditions (including no requirement for continued employment once the awards have been made).
Since the awards are issued at nil cost, they will be satisfied by the issue of shares from the Employee Benefit Trust.

The following table illustrates the number of, and movements in, DBSP options during the year:

	2017 Number	2018 Number	2019 Number
Outstanding at January 1	62,180	163,000	163,000
Awarded during the year	100,820	—	—
Granted during the year	—	—	—
Outstanding at December 31	163,000	163,000	163,000

Exercisable at December 31	—	—	—

The weighted average remaining contractual life for the DBSP options outstanding as at December 31, 2019 was 1.6 years (2018: 2.6 years).
The weighted average fair value of DBSP options granted during the year was £nil (2018: £nil).
From January 1, 2018, under the new Deferred Bonus Plan (“2019 DBP”), 100% of the annual bonus is paid in cash, of which 30% of amounts granted to Executive Directors (after deduction of income tax and the relevant employee’s national insurance contributions) is required to be utilized to acquire shares in the Company in the open market within 12 months of the grant of the award. No further grants under the DBSP are envisaged.
26.7 Deferred equity consideration
In October 2017, our wholly owned subsidiary Mereo BioPharma 4 Limited entered into an exclusive license and option agreement (the “License Agreement”), to obtain from AstraZeneca an exclusive worldwide, sub-licensable
license under AstraZeneca’s intellectual property rights relating to
MPH-966,
with an option to acquire such intellectual property rights following commencement of a pivotal trial and payment of related milestone payments (the “Option”), together with the acquisition of certain related assets.
Under the agreement with AstraZeneca, the Company may issue up to 1,349,693 ordinary shares which are dependent on achieving certain milestones.
In respect of milestones that are probable, the Group has accounted for, but not yet issued, 429,448 ordinary shares which have been measured at fair value on grant date, being £3.10, giving a total of £1.3 million.
26.8 Weighted average inputs
The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2019:

	EIP 2019 grants	NED EIP 2019 grants
Expected volatility (%)	66	66
Risk-free interest rate (%)	0.95	0.97
Expected life of share options (years)	10	10
Market price of ordinary shares (£)	0.66	0.63
Model used	Black Scholes	Black Scholes
During the year ended December 31, 2019, grants were issued under the EIP 2019 and NED EIP 2019 plans.

The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2018:

Share option plan grants
Expected volatility (%)	65 – 67
Risk-free interest rate (%)	1.39 – 1.53
Expected life of share options (years)	10
Market price of ordinary shares (£)	2.76 – 3.25
Model used	Black Scholes
During the year ended December 31, 2018, grants were issued under the share option plan. Grants issued in previous years under the LTIP Strategic element are subject to fair value movements at each reporting date.